SIGNIFICANT RISKS AND UNCERTAINTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Foreign currency risk
Cash and cash equivalents denominated in RMB	$ 122,838	$ 30,166
Accounts receivable | Credit concentration risk | Client A
SIGNIFICANT RISKS AND UNCERTAINTIES
Concentration risk (as a percent)	6.70%	12.10%
Amount of concentration risk	1,070	2,184
Accounts receivable | Credit concentration risk | Client B
SIGNIFICANT RISKS AND UNCERTAINTIES
Concentration risk (as a percent)	11.60%	3.30%
Amount of concentration risk	$ 1,855	$ 602